Note 7 - Risk Management - Reconciliation Of Changes In Written-Off Assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management Abstract
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the beginning		€ 32,343,000,000	€ 30,139,000,000	€ 29,347,000,000
Changes In Written Off Assets Abstract
Increase Acquisition Of Subsidiaries Written Off Assets		0	0	0
Increase Written Off Assets		4,712,000,000	6,164,000,000	5,986,000,000
Decrease Written Off Assets		(11,039,000,000)	(4,210,000,000)	(4,442,000,000)
Decrease Through Refinancing Written Off Assets		(2,000,000)	(10,000,000)	(9,000,000)
Recovery of written-off assets		(919,000,000)	(589,000,000)	(558,000,000)
Decrease Foreclosed Assets Written Off Assets		(617,000,000)	(625,000,000)	(149,000,000)
Sales Written Off Assets	[1]	(8,325,000,000)	(1,805,000,000)	(2,284,000,000)
Debt Forgiveness Written Off Assets		(493,000,000)	(889,000,000)	(1,121,000,000)
Time Barred Assets Written Off Assets		(682,000,000)	(292,000,000)	(321,000,000)
Net Exchange Differences Written Off Assets		230,000,000	250,000,000	(752,000,000)
Financial Assets Written Off During Reporting Period And Still Subject To Enforcement Activity Contractual Amount Outstanding at the end		€ 26,245,000,000	€ 32,343,000,000	€ 30,139,000,000

[1]	(*) Includes principal and interest.